Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,162	$ 2,820
Taxes payable	8	36
Estimated accrual for a certain batch production incident	2,346
Accrued expenses and other	1,834	2,102
Other current liabilities	$ 7,350	$ 4,958